U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

   1. Name and address of issuer:

      BNY Hamilton Funds, Inc.
      3435 Stelzer Road
      Columbus, OH 43219

   2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

   3. Investment Company Act File Number:            811-6654

      Securities Act File Number:                    33-47703

4(a). Last day of fiscal year for which this Form is filed:

      December 31, 1998

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

   5. Calculation of registration fee:

         (i) Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                               $17,537,607,985
                                                             ---------------
        (ii) Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                           $16,211,119,885
                                                    ---------------
       (iii) Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce registra-
             tion fees payable to the Commission:   $        0
                                                    ----------
        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                 - $16,211,119,885
                                                             ---------------
         (v) Net sales -- if Item 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                     $ 1,326,488,100
                                                             ---------------
      **********************************************************
        (vi) Redemption credits available for use
             in future years -- if Item 5(i) is
             less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:                 $(      0)
                                                    ----------
      **********************************************************

       (vii) Multiplier for determining registra-
             tion fee:                                          x  .000278
                                                                  --------
      (viii) Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if
             no fee is due):                                  = $368,763.69
                                                                -----------
   6. Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
      future fiscal years, then state that number here:                   0

   7. Interest due -- if this Form is being
      filed more than 90 days after the end of
      the issuer's fiscal year:                                 + $       0
                                                                  ---------
   8. Total of the amount of the registration
      fee due plus any interest due [line 5(viii)
      plus line 7]:                                             = $368,763.69
                                                                  ------------

   9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 17, 1999

      Method of Delivery: [X] Wire Transfer
                          [ ] Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By:    /s/ Nimish Bhatt
Title: Nimish Bhatt, Treasurer
Date:  March 17, 1999